Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
Maintenance rights at beginning of period	$642,825	$794,798
GECAS Transaction	2,790,324	—
EOL and MR contract maintenance rights expense	(7,048)	(45,655)
MR contract maintenance rights write-off due to maintenance liability release	(17,260)	(35,897)
EOL contract maintenance rights write-off due to cash receipt	(114,472)	(51,463)
EOL and MR contract maintenance rights write-off due to sale of aircraft and impairment	(2,362)	(18,958)
Maintenance rights at end of period	$3,292,007	$642,825

Schedule of other intangibles
Other intangibles
Other intangibles consisted of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Customer relationships, net	$198,412	$219,589
Other intangible assets	10,467	5,045
	$208,879	$224,634

Maintenance rights intangible and lease premium, net
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
Maintenance rights and lease premium, net consisted of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Maintenance rights	$3,292,007	$642,825
Lease premium, net	1,152,513	7,089
	$4,444,520	$649,914

Lease premium (a)
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2021:

	As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium (a)	$1,216,541	$(64,028)	$1,152,513

(a) $1.2 billion was acquired on the Closing Date as part of the GECAS Transaction. Refer to Note 4—GECAS Transaction.

Schedule of estimated future amortization expense
As of December 31, 2021, the estimated future amortization expense for lease premium assets was as follows:

Estimated amortization expense
2022	$242,004
2023	210,865
2024	192,232
2025	142,957
2026	115,935
Thereafter	248,520
$1,152,513

Customer relationships and other intangible assets
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2021 and 2020:

	As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(161,588)	$198,412

	As of December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(140,411)	$219,589

Schedule of estimated future amortization expense
As of December 31, 2021, the estimated future amortization expense for customer relationships was as follows:

Estimated amortization expense
2022	$21,176
2023	21,176
2024	21,176
2025	21,176
2026	21,176
Thereafter	92,532
$198,412